Vessels, Net - Acquisition of Vessels (Details) $ in Thousands	4 Months Ended	5 Months Ended				6 Months Ended	7 Months Ended		8 Months Ended		9 Months Ended	12 Months Ended
	May 09, 2018 USD ($)	Jun. 07, 2018 USD ($)	May 21, 2018 USD ($)	Jun. 09, 2017 USD ($)	Jun. 07, 2017 USD ($)	Jul. 10, 2017 USD ($)	Aug. 11, 2017 USD ($)	Jul. 17, 2017 USD ($)	Aug. 31, 2018 USD ($)	Aug. 21, 2017 USD ($)	Sep. 20, 2017 USD ($)	Dec. 31, 2018 USD ($)
Navios Symphony
Property Plant And Equipment [Line Items]
Vessel year built												2010
Vessel type												Capesize
Vessel capacity in DWT												178,132
Purchase price											$ 27,961
Navios Aster
Property Plant And Equipment [Line Items]
Vessel year built												2010
Vessel type												Capesize
Vessel capacity in DWT												179,314
Purchase price										$ 28,855
Navios Christine B
Property Plant And Equipment [Line Items]
Vessel year built												2009
Vessel type												Ultra-Handymax
Vessel capacity in DWT												58,058
Purchase price							$ 14,030
Navios Sol
Property Plant And Equipment [Line Items]
Vessel year built												2009
Vessel type												Capesize
Vessel capacity in DWT												180,274
Purchase price								$ 28,607
Navios Libertas
Property Plant And Equipment [Line Items]
Vessel year built												2007
Vessel type												Panamax
Vessel capacity in DWT												75,511
Purchase price						$ 13,737
Navios Ace
Property Plant And Equipment [Line Items]
Vessel year built												2011
Vessel type												Capesize
Vessel capacity in DWT												179,016
Purchase price				$ 31,364
Navios Prosperity I
Property Plant And Equipment [Line Items]
Vessel year built												2007
Vessel type												Panamax
Vessel capacity in DWT												75,527
Purchase price					$ 13,687
Navios Sphera and Navios Mars
Property Plant And Equipment [Line Items]
Purchase price									$ 79,000
Navios Sphera
Property Plant And Equipment [Line Items]
Vessel year built												2016
Vessel type												Panamax
Vessel capacity in DWT												84,872
Navios Mars
Property Plant And Equipment [Line Items]
Vessel year built												2016
Vessel type												Capesize
Vessel capacity in DWT												181,259
Navios Altair I
Property Plant And Equipment [Line Items]
Vessel year built												2006
Vessel type												Panamax
Vessel capacity in DWT												74,475
Purchase price		$ 11,842
Navios Symmetry
Property Plant And Equipment [Line Items]
Vessel year built												2006
Vessel type												Panamax
Vessel capacity in DWT												74,381
Purchase price			$ 11,811
Navios Apollon I
Property Plant And Equipment [Line Items]
Vessel year built												2005
Vessel type												Panamax
Vessel capacity in DWT												87,052
Purchase price	$ 13,446